Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Accounts payable and accrued expenses	$294,251	$307,391
Deferred revenue	421,542	452,846
Accrued interest	262,559	254,865
Derivative liabilities (Note 11)	29,321	—
Guarantees (Note 28)	2,272	2,272
	$1,009,945	$1,017,374